Fair Value Measurements - Summary of Changes in the Fair Value of the Public Warrants Liability (Details) - Public Warrants Liability [Member] - Fair Value, Inputs, Level 2 [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2022	$ 0
Merger date assumption of public warrants	460,000
Change in fair value	115,000
Balance at December 31, 2023	$ 575,000